Defined Benefit Obligation and Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit obligation (Note 28)	$ 227	$ 235
Long-term incentive accruals (Note 27)	9	16
Other	51	46
Total(1)	287	297
Contract liabilities (Note 5)	$ 87	$ 62